NOTE 11. INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory rate	25.00%	25.00%	25.00%
Non-deductible expenses	105.00%	(9.60%)	(10.70%)
Non-taxable income	(51.80%)	1.80%	3.70%
Effective tax rate	78.20%	17.20%	18.00%